Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

03028384

1-12675

NYSE

RECD S.E.C.
NOV 17 2003

November 17, 2003

PROCESSED
NOV 24 2003
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, KILROY REALTY CORPORATION, 7.80% Series E Cumulative Redeemable Preferred Stock, $.01 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 17, 2003. Tentative listing date – November 21, 2003.

Sincerely,

[signature]